As filed with the Securities and Exchange Commission on March 17, 2017

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 103

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 100 to the Registrant’s registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 17th day of March, 2017.

TCW FUNDS, INC.

By: /s/ Patrick W. Dennis
Patrick W. Dennis
Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 100 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

* /s/ Patrick C. Haden Patrick C. Haden	Chairman and Director	March 17, 2017

/s/ David S. DeVito David S. DeVito	Director and President (Chief Executive Officer)	March 17, 2017

* /s/ Samuel P. Bell Samuel P. Bell	Director	March 17, 2017

* /s/ John A. Gavin John A. Gavin	Director	March 17, 2017

* /s/ Peter McMillan Peter McMillan	Director	March 17, 2017

* /s/ Charles A. Parker Charles A. Parker	Director	March 17, 2017

* /s/ Victoria B. Rogers Victoria B. Rogers	Director	March 17, 2017

* /s/ Marc I. Stern Marc I. Stern	Director	March 17, 2017

* /s/ Andrew Tarica Andrew Tarica	Director	March 17, 2017

/s/ Richard M. Villa Richard M. Villa	Treasurer (Chief Financial and Officer)	March 17, 2017

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis
* Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase